Investment in Joint Ventures and Associates (Details) - ARS ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Rombo Cia Financiera SA
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates		$ 757,149	$ 895,378
BBVA Consolidar Seguros S.A.
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates		445,378	360,236
Interbanking S.A.
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates		165,422	154,732
Play Digital S A [Member]
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates	[1]	74,396
Total Investments in Joint Ventures and Associates
Investment in Joint Ventures and Associates
Investment in Joint Ventures and Associates		$ 1,442,345	$ 1,410,346

[1]	The Bank is one of the sponsors and shareholders of Play Digital S.A. (the “company”), an Argentine fintech incorporated on May 26, 2020.